Document and Entity Information	Dec. 31, 2022
Prospectus:
Document Type	497
Document Period End Date	Dec. 31, 2022
Entity Registrant Name	MORGAN STANLEY INSTITUTIONAL FUND INC
Entity Central Index Key	0000836487
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 21, 2023
Document Effective Date	Apr. 21, 2023
Prospectus Date	Jul. 13, 2022
Sustainable Emerging Markets Portfolio | Class R6
Prospectus:
Trading Symbol	MSDMX
Sustainable Emerging Markets Portfolio | Class A
Prospectus:
Trading Symbol	MSDQX
Sustainable Emerging Markets Portfolio | Class C
Prospectus:
Trading Symbol	MSDOX
Sustainable Emerging Markets Portfolio | Class I
Prospectus:
Trading Symbol	MSDUX